                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 2001.
                                                       --------

Check here if Amendment;  |_|           Amendment Number:
This Amendment (Check only one):           |_|  is a restatement.
                                           |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                      White Mountains Insurance Group, Ltd.
Address of Principal Executive Office:     80 South Main Street
                                           Hanover, New Hampshire 03755-2053
                                           U.S.A.

Form 13F File Number:                      028-01681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael S. Paquette
Title:   Senior Vice President and Controller

Phone:   (603) 640-2205

Signature, Place, and Date of Signing:

/s/    Michael S. Paquette   Hanover, New Hampshire   May 14, 2001
--------------------------   ----------------------   ------------
[Signature]                      [City, State]          [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name

-                                   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        1
                                                     -------------

Form 13F Information Table Entry Total:                64 ITEMS
                                                     -------------

Form 13F Information Table Value Total:               $155,760,884
                                                     -------------

List of Other Included Managers:

Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number        Name

1.          028-07388                   FOLKSAMERICA HOLDING COMPANY, INC.
            ---------                   ----------------------------------

                     WHITE MOUNTAINS INSURANCE GROUP, Ltd.

                  FORM 13F Information Table - March 31, 2001

       ---------------------------------------------------------------------------------------------------------
                                           Title           CUSIP          Market                   Amount and
       Name of Issuer                    of class          Number         Value                 Type of Security
       ---------------------------------------------------------------------------------------------------------

 1     Alleghany Corp Del                   COM         017175-10-0           575,200           2,876    SH
 2     Ambac Finl Group Inc.                COM         023139-10-8           737,374          11,625    SH
 3     American Intl Group Inc              COM         026874-10-7         3,471,563          43,125    SH
 4     Amgen Inc.                           COM         031162-10-0         4,514,063          75,000    SH
 5     Aon Corp.                            COM         037389-10-3         6,140,080         172,960    SH
 6     Archstone Cmntys Tr              SH BEN INT      039581-10-3         2,614,980         106,300    SH
 7     Arden Rlty Inc                       COM         039793-10-4         2,242,000          95,000    SH
 8     Avalonbay Cmntys Inc                 COM         053484-10-1         2,359,215          51,500    SH
 9     Berkley W.R. Corp                    COM         084423-10-2           265,869           5,900    SH
10     Berkshire Hathaway, Inc. Del        CL A         084670-10-8        31,743,250             485    SH
11     Berkshire Hathaway, Inc. Del        CL B         084670-20-7        21,368,320           9,820    SH
12     Berkshire Hathaway, Inc. Del        CL B         084670-20-7         1,135,872             522    SH
13     Bisys Group Inc.                     COM         055472-10-4           270,394           5,060    SH
14     BK Of Bermuda Ords                   ORD         G07644-10-0           427,319           6,930    SH
15     Boston Properties Inc                COM         101121-10-1         2,114,750          55,000    SH
16     Bristol Myers Squibb Co.             COM         110122-10-8         2,851,200          48,000    SH
17     Carnival Corp.                       COM         143658-10-2           542,332          19,600    SH
18     Cisco Sys Inc                        COM         17275R-10-2         1,921,219         121,500    SH
19     Citigroup Inc.                       COM         172967-10-1         4,797,837         106,666    SH
20     Coca Cola Co                         COM         191216-10-0         1,309,640          29,000    SH
21     Countrywide Cr Inds Del              COM         222372-10-4           222,075           4,500    SH
22     Dime Bancorp Inc New                 COM         25429Q-10-2           317,675           9,700    SH
23     E M C Corp Mass                      COM         268648-10-2         3,234,000         110,000    SH
24     Elan PLC                             ADR         284131-20-8         4,023,250          77,000    SH
25     Fidelity Natl Finl, Inc.             COM         316326-10-7         2,179,078          81,400    SH
26     First Data Corp.                     COM         319963-10-4           683,680          11,450    SH
27     Gables Residential Tr            SH BEN INT      362418-10-5           577,299          19,900    SH
28     General Elec Co.                     COM         369604-10-3         4,772,040         114,000    SH
29     HCC Ins. Hldgs Inc.                  COM         404132-10-2           425,316          16,080    SH
30     Huntington Bancshares Inc.           COM         446150-10-4            40,185           2,820    SH
31     IMS Health Inc                       COM         449934-10-8           502,980          20,200    SH
32     Intel Corp.                          COM         458140-10-0         2,368,125          90,000    SH
33     International Speedway Corp         CL A         460335-20-1           220,893           5,960    SH
34     Intuit Inc.                          COM         461202-10-3           535,575          19,300    SH
35     John Hancock Financial               COM         41014S-10-6           358,354           9,320    SH
36     Johnson & Johnson                    COM         478160-10-4         4,198,560          48,000    SH
37     Lafarge Corp.                        COM         505862-10-2           311,288          10,260    SH
38     Level 3 Communications Inc.          COM         52729N-10-0           177,225          10,200    SH
39     Liberty Financial Cos. Inc           COM         530512-10-2           287,040           6,900    SH
40     London Pac Group Ltd.            SPONSORED ADR   542073-10-1           100,395          20,700    SH
41     Mack-Cali Rlty Corp                  COM         554489-10-4         2,970,000         110,000    SH
42     Microsoft Corp.                      COM         594918-10-4         2,023,438          37,000    SH
43     Morgan J P & Co Inc.                 COM         616880-10-0           499,737          11,130    SH
44     Pacific Centy Finl Corp.             COM         694058-10-8           310,650          16,350    SH
45     Partner Re Ltd.                      COM         G6852T-10-5           610,948          12,400    SH
46     Pepsico Inc.                         COM         713448-10-8         1,160,280          26,400    SH
47     Pfizer Inc.                          COM         717081-10-3         2,457,000          60,000    SH
48     Post Pptys Inc                       COM         737464-10-7         2,492,000          71,200    SH
49     Providian Finl Corp                  COM         74406A-10-2           269,775           5,500    SH
50     Public Storage Inc.                  COM         74460D-10-9         1,548,750          59,000    SH
51     Qualcomm Inc.                        COM         747525-10-3         1,415,625          25,000    SH
52     Reckson Associates Realty Corp       COM         75621K-10-6         2,573,420         115,400    SH
53     Renaissance Re Hldgs Ltd             COM         G7496G-10-3           861,123          12,300    SH
54     Schering-Plough Corp.                COM         806605-10-1         2,728,791          74,700    SH
55     Security Cap US Rlty             SPONSORED ADR   814136-20-6         3,871,500         178,000    SH
56     Shurgard Storage Ctrs Inc.           COM         82567D-10-4         1,650,000          62,500    SH
57     Speiker Pptys Inc.                   COM         848497-10-3         3,400,700          62,000    SH
58     Summit Pptys Inc                     COM         866239-10-6         2,636,200         107,600    SH
59     Trizec Hahn Corp                   SUB VTG       896938-10-7         1,204,000          80,000    SH
60     UICI                                 COM         902737-10-5           263,751          30,040    SH
61     UnumProvident Corp.                  COM         91529Y-10-6           198,112           6,780    SH
62     Waddell & Reed Financial, Inc.      CL A         930059-10-0           471,461          16,630    SH
63     Wal-Mart Stores, Inc.                COM         931142-10-3         2,666,400          52,800    SH
64     XL Capital Ltd.                     CL A         G98255-10-5           539,717           7,095    SH
                                                                        -------------------------------
                                                                        $ 155,760,884       2,894,384

       -------------------------------------------------------------------------------------------------------------
                                                                                 Voting Authority (Shares)
                                       Investment                        -------------------------------------------
       Name of Issuer                  Discretion     Managers *         Sole              Shared               None
       -------------------------------------------------------------------------------------------------------------

 1     Alleghany Corp Del                DEFINED         1,2                                2,876
 2     Ambac Finl Group Inc.             DEFINED         1,2                               11,625
 3     American Intl Group Inc           DEFINED         1,2                               43,125
 4     Amgen Inc.                        DEFINED         1,2                               75,000
 5     Aon Corp.                         DEFINED         1,2                              172,960
 6     Archstone Cmntys Tr               DEFINED         1,2                              106,300
 7     Arden Rlty Inc                    DEFINED         1,2                               95,000
 8     Avalonbay Cmntys Inc              DEFINED         1,2                               51,500
 9     Berkley W.R. Corp                 DEFINED         1,2                                5,900
10     Berkshire Hathaway, Inc. Del       SOLE            2              485
11     Berkshire Hathaway, Inc. Del       SOLE            2            9,820
12     Berkshire Hathaway, Inc. Del      DEFINED         1,2                                  522
13     Bisys Group Inc.                  DEFINED         1,2                                5,060
14     BK Of Bermuda Ords                DEFINED         1,2                                6,930
15     Boston Properties Inc             DEFINED         1,2                               55,000
16     Bristol Myers Squibb Co.          DEFINED         1,2                               48,000
17     Carnival Corp.                    DEFINED         1,2                               19,600
18     Cisco Sys Inc                     DEFINED         1,2                              121,500
19     Citigroup Inc.                    DEFINED         1,2                              106,666
20     Coca Cola Co                      DEFINED         1,2                               29,000
21     Countrywide Cr Inds Del           DEFINED         1,2                                4,500
22     Dime Bancorp Inc New              DEFINED         1,2                                9,700
23     E M C Corp Mass                   DEFINED         1,2                              110,000
24     Elan PLC                          DEFINED         1,2                               77,000
25     Fidelity Natl Finl, Inc.          DEFINED         1,2                               81,400
26     First Data Corp.                  DEFINED         1,2                               11,450
27     Gables Residential Tr             DEFINED         1,2                               19,900
28     General Elec Co.                  DEFINED         1,2                              114,000
29     HCC Ins. Hldgs Inc.               DEFINED         1,2                               16,080
30     Huntington Bancshares Inc.        DEFINED         1,2                                2,820
31     IMS Health Inc                    DEFINED         1,2                               20,200
32     Intel Corp.                       DEFINED         1,2                               90,000
33     International Speedway Corp       DEFINED         1,2                                5,960
34     Intuit Inc.                       DEFINED         1,2                               19,300
35     John Hancock Financial            DEFINED         1,2                                9,320
36     Johnson & Johnson                 DEFINED         1,2                               48,000
37     Lafarge Corp.                     DEFINED         1,2                               10,260
38     Level 3 Communications Inc.       DEFINED         1,2                               10,200
39     Liberty Financial Cos. Inc        DEFINED         1,2                                6,900
40     London Pac Group Ltd.             DEFINED         1,2                               20,700
41     Mack-Cali Rlty Corp               DEFINED         1,2                              110,000
42     Microsoft Corp.                   DEFINED         1,2                               37,000
43     Morgan J P & Co Inc.              DEFINED         1,2                               11,130
44     Pacific Centy Finl Corp.          DEFINED         1,2                               16,350
45     Partner Re Ltd.                   DEFINED         1,2                               12,400
46     Pepsico Inc.                      DEFINED         1,2                               26,400
47     Pfizer Inc.                       DEFINED         1,2                               60,000
48     Post Pptys Inc                    DEFINED         1,2                               71,200
49     Providian Finl Corp               DEFINED         1,2                                5,500
50     Public Storage Inc.               DEFINED         1,2                               59,000
51     Qualcomm Inc.                     DEFINED         1,2                               25,000
52     Reckson Associates Realty Co      DEFINED         1,2                              115,400
53     Renaissance Re Hldgs Ltd          DEFINED         1,2                               12,300
54     Schering-Plough Corp.             DEFINED         1,2                               74,700
55     Security Cap US Rlty              DEFINED         1,2                              178,000
56     Shurgard Storage Ctrs Inc.        DEFINED         1,2                               62,500
57     Speiker Pptys Inc.                DEFINED         1,2                               62,000
58     Summit Pptys Inc                  DEFINED         1,2                              107,600
59     Trizec Hahn Corp                  DEFINED         1,2                               80,000
60     UICI                              DEFINED         1,2                               30,040
61     UnumProvident Corp.               DEFINED         1,2                                6,780
62     Waddell & Reed Financial, In      DEFINED         1,2                               16,630
63     Wal-Mart Stores, Inc.             DEFINED         1,2                               52,800
64     XL Capital Ltd.                   DEFINED         1,2                                7,095

*  1    =   Folksamerica Holding Company, Inc.
   2    =   White Mountains Insurance Group, Ltd.